Prospectus Supplement	January 29, 2016

Putnam AMT–Free Municipal Fund
Prospectus dated November 30, 2015

Putnam Arizona Tax Exempt Income Fund
Prospectus dated September 30, 2015

Putnam Intermediate-Term Municipal Income Fund
Prospectus dated March 30, 2015

Putnam Massachusetts Tax Exempt Income Fund
Prospectus dated September 30, 2015

Putnam Michigan Tax Exempt Income Fund
Prospectus dated September 30, 2015

Putnam Minnesota Tax Exempt Income Fund
Prospectus dated September 30, 2015

Putnam New Jersey Tax Exempt Income Fund
Prospectus dated September 30, 2015

Putnam New York Tax Exempt Income Fund
Prospectus dated March 30, 2015

Putnam Ohio Tax Exempt Income Fund
Prospectus dated September 30, 2015

Putnam Pennsylvania Tax Exempt Income Fund
Prospectus dated September 30, 2015

Putnam Short-Term Municipal Income Fund
Prospectus dated March 30, 2015

Putnam Tax-Free High Yield Fund
Prospectus dated November 30, 2015

The sub-section Your fund’s management in the section [Fund summary/Fund summaries] and the sub-section [The fund’s investment manager/The funds’ investment manager] in the section [Who oversees and manages the fund?/Who oversees and manages the funds?] are supplemented to reflect that each fund’s portfolio managers are now Thalia Meehan and Paul Drury.

Additional information regarding the portfolio managers, including their business experience during the last five years, is set forth in the prospectus.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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